REGULATORY FRAMEWORK (Details 1) - Installed Generation [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Rent factor adapted	$ 1
Rent factor adapted with no fuel management		$ 0
Later than one year [member]
IfrsStatementLineItems [Line Items]
Percentage of rent factor adapted with fuel self-management		15.00%
Percentage of rent factor adapted with gas supplied		12.00%
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Percentage of rent factor adapted with fuel self-management		25.00%
Percentage of rent factor adapted with gas supplied		15.00%
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Percentage of rent factor adapted with fuel self-management		35.00%
Percentage of rent factor adapted with gas supplied		17.50%